UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE

INCOME TRUST

LEGG MASON WESTERN ASSET

VARIABLE GLOBAL HIGH YIELD BOND

PORTFOLIO

FORM N-Q

MARCH 31, 2011

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
CORPORATE BONDS & NOTES - 83.8%
CONSUMER DISCRETIONARY - 18.8%
Auto Components - 0.4%
Europcar Groupe SA, Senior Notes	9.375%	4/15/18	395,000	EUR	$582,186	(a)

Automobiles - 1.0%
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	850,000		1,070,756
Motors Liquidation Co., Senior Notes	7.200%	1/15/11	200,000		58,500	(b)
Motors Liquidation Co., Senior Notes	8.375%	7/15/33	1,550,000		468,875	(c)

Total Automobiles					1,598,131

Diversified Consumer Services - 0.8%
Service Corp. International, Senior Notes	7.500%	4/1/27	470,000		448,850
Sotheby’s, Senior Notes	7.750%	6/15/15	510,000		566,737
Stonemor Operating LLC/Cornerstone Family Services of WV/Osiris Holding, Senior Notes	10.250%	12/1/17	235,000		242,638

Total Diversified Consumer Services					1,258,225

Hotels, Restaurants & Leisure - 6.4%
Ameristar Casinos Inc., Senior Notes	7.500%	4/15/21	330,000		327,112	(a)
Boyd Gaming Corp., Senior Subordinated Notes	7.125%	2/1/16	20,000		19,150
CCM Merger Inc., Notes	8.000%	8/1/13	470,000		470,000	(a)
Choctaw Resort Development Enterprise, Senior Notes	7.250%	11/15/19	235,000		182,125	(a)
CityCenter Holdings LLC / CityCenter Finance Corp., Senior Secured Notes	10.750%	1/15/17	660,000		684,750	(a)(d)
Codere Finance Luxembourg SA, Senior Notes	8.250%	6/15/15	170,000	EUR	245,441	(a)
Codere Finance Luxembourg SA, Senior Secured Notes	8.250%	6/15/15	180,000	EUR	260,836	(a)
Downstream Development Quapaw, Senior Notes	12.000%	10/15/15	420,000		445,200	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	645,000		603,075
Enterprise Inns PLC, Senior Secured Bonds	6.500%	12/6/18	416,000	GBP	604,275
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.	10.250%	6/15/15	265,000		1,325	(a)(c)
Harrah’s Operating Co. Inc., Senior Bonds	5.625%	6/1/15	650,000		521,625
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	450,000		513,562
Inn of the Mountain Gods Resort & Casino, Senior Secured Notes	1.250%	11/30/20	675,000		371,250	(a)(d)
Inn of the Mountain Gods Resort & Casino, Senior Secured Notes	8.750%	11/30/20	300,000		296,250	(a)
Landry’s Holdings Inc., Senior Secured Notes	11.500%	6/1/14	160,000		159,200	(a)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	515,000		557,487
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	100,000		108,250	(a)
Marstons Issuer PLC, Secured Bonds	5.641%	7/15/35	223,000	GBP	321,732	(e)
MGM MIRAGE Inc., Senior Notes	5.875%	2/27/14	750,000		720,000
MGM MIRAGE Inc., Senior Notes	6.625%	7/15/15	300,000		285,750
MGM Resorts International, Senior Secured Notes	10.375%	5/15/14	35,000		40,250
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	1,020,000		915,450
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	6.875%	2/15/15	55,000		40,700
NCL Corp. Ltd., Senior Notes	9.500%	11/15/18	480,000		507,600	(a)
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	620,000		719,200
Pinnacle Entertainment Inc., Senior Subordinated Notes	8.750%	5/15/20	50,000		52,250
Snoqualmie Entertainment Authority, Senior Secured Notes	4.204%	2/1/14	235,000		213,850	(a)(e)

Snoqualmie Entertainment Authority, Senior Secured Notes	9.125%	2/1/15	40,000		40,000	(a)
Station Casinos Inc., Senior Notes	6.000%	4/1/12	465,000		47	(c)(f)
Station Casinos Inc., Senior Notes	7.750%	8/15/16	555,000		56	(c)(f)
Station Casinos Inc., Senior Subordinated Notes	6.625%	3/15/18	75,000		8	(c)(f)

Total Hotels, Restaurants & Leisure					10,227,806

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Household Durables - 0.7%
DFS Furniture Holdings PLC, Senior Secured Notes	9.750%	7/15/17	256,000	GBP	$404,001	(a)
DirectBuy Holdings Inc., Senior Secured Notes	12.000%	2/1/17	290,000		221,850	(a)
Standard Pacific Corp., Senior Notes	8.375%	1/15/21	440,000		457,050	(a)

Total Household Durables					1,082,901

Internet & Catalog Retail - 0.4%
Netflix Inc., Senior Notes	8.500%	11/15/17	290,000		328,062
QVC Inc., Senior Secured Notes	7.375%	10/15/20	265,000		277,588	(a)

Total Internet & Catalog Retail					605,650

Leisure Equipment & Products - 0.5%
Carlson Wagonlit BV, Senior Notes	6.813%	5/1/15	450,000	EUR	624,985	(a)(e)
Cirsa Funding Luxembourg SA, Senior Notes	8.750%	5/15/18	160,000	EUR	232,137	(a)

Total Leisure Equipment & Products					857,122

Media - 5.0%
Affinity Group Inc., Senior Secured Notes	11.500%	12/1/16	230,000		242,650	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.875%	4/30/18	420,000		448,350
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	1/15/19	230,000		236,900
Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	205,000		210,125	(a)
Cengage Learning Acquisitions Inc., Senior Subordinated Notes	13.250%	7/15/15	710,000		749,050	(a)
CMP Susquehanna Corp.	3.443%	5/15/14	38,000		26,900	(a)(e)(f)
CSC Holdings LLC, Senior Notes	8.500%	6/15/15	285,000		312,787
DISH DBS Corp., Senior Notes	6.625%	10/1/14	30,000		31,837
DISH DBS Corp., Senior Notes	7.875%	9/1/19	380,000		413,250
Globo Communicacoes e Participacoes SA, Bonds	7.250%	4/26/22	200,000		215,000	(a)
ITV PLC, Senior Notes	10.000%	6/30/14	175,000	EUR	286,456
LBI Media Inc., Senior Secured Notes	9.250%	4/15/19	400,000		403,000	(a)
Musketeer GmbH, Senior Secured Notes	9.500%	3/15/21	250,000	EUR	369,358	(a)
NET Servicos de Comunicacao SA, Bonds	7.500%	1/27/20	240,000		276,000
Nielsen Finance LLC/Nielsen Finance Co., Senior Notes	7.750%	10/15/18	1,050,000		1,131,375	(a)
Seat Pagine Gialle SpA, Senior Secured Notes	10.500%	1/31/17	149,000	EUR	188,463	(a)
TVN Finance Corp. III AB, Senior Notes	7.875%	11/15/18	75,000	EUR	108,947	(a)
Univision Communications Inc., Senior Notes	8.500%	5/15/21	340,000		353,600	(a)
Univision Communications Inc., Senior Secured Notes	7.875%	11/1/20	570,000		605,625	(a)
UPC Holding BV, Senior Notes	8.000%	11/1/16	260,000	EUR	385,993	(a)
UPC Holding BV, Senior Notes	9.875%	4/15/18	140,000		155,400	(a)
UPCB Finance III Ltd., Senior Secured Notes	6.625%	7/1/20	180,000		177,300	(a)
Ziggo Bond Co. BV, Senior Notes	8.000%	5/15/18	400,000	EUR	589,555	(a)

Total Media					7,917,921

Multiline Retail - 0.4%
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	715,000		657,800

Specialty Retail - 1.7%
American Greetings Corp., Senior Notes	7.375%	6/1/16	605,000		628,444
American Greetings Corp., Senior Notes	7.375%	6/1/16	95,000		94,881
American Greetings Corp., Senior Notes	7.375%	6/1/16	30,000		29,963
Edcon Proprietary Ltd., Senior Notes	4.423%	6/15/14	750,000	EUR	919,408	(a)(e)
Michaels Stores Inc., Senior Subordinated Notes, step bond	0.000%	11/1/16	550,000		563,750
PETCO Animal Supplies Inc., Senior Notes	9.250%	12/1/18	430,000		462,250	(a)

Total Specialty Retail					2,698,696

Textiles, Apparel & Luxury Goods - 1.5%

Boardriders SA, Senior Notes	8.875%	12/15/17	550,000	EUR	835,971	(a)
Burlington Coat Factory Warehouse Corp., Senior Notes	10.000%	2/15/19	280,000		273,000	(a)
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	110,000		117,150	(a)
Giraffe Acquisition Corp., Senior Notes	9.125%	12/1/18	590,000		575,250	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Textiles, Apparel & Luxury Goods - cont’d
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	585,000		$656,662

Total Textiles, Apparel & Luxury Goods					2,458,033

TOTAL CONSUMER DISCRETIONARY					29,944,471

CONSUMER STAPLES - 1.7%
Food Products - 1.6%
Blue Merger Sub Inc., Senior Notes	7.625%	2/15/19	570,000		580,688	(a)
Bumble Bee Acquisiton Co., Senior Secured Notes	9.000%	12/15/17	250,000		261,250	(a)
Campofrio Food Group SA, Senior Notes	8.250%	10/31/16	400,000	EUR	583,886	(a)
Foodcorp Ltd., Senior Secured Notes	8.750%	3/1/18	250,000	EUR	346,328	(a)
Simmons Foods Inc., Senior Secured Notes	10.500%	11/1/17	790,000		855,175	(a)

Total Food Products					2,627,327

Tobacco - 0.1%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	80,000		81,500

TOTAL CONSUMER STAPLES					2,708,827

ENERGY - 13.9%
Energy Equipment & Services - 1.4%
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	190,000		201,400
GulfMark Offshore Inc., Senior Subordinated Notes	7.750%	7/15/14	290,000		297,250
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	655,000		674,650	(a)
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	390,000		397,800
Parker Drilling Co., Senior Notes	9.125%	4/1/18	310,000		334,800
Precision Drilling Corp., Senior Notes	6.625%	11/15/20	350,000		361,375	(a)

Total Energy Equipment & Services					2,267,275

Oil, Gas & Consumable Fuels - 12.5%
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	950,000		954,750
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	470,000		485,863
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	680,000		763,300
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	500,000		516,875
Compagnie Generale de Geophysique-Veritas, Senior Notes	7.750%	5/15/17	300,000		316,875
Concho Resources Inc., Senior Notes	7.000%	1/15/21	390,000		411,450
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	330,000		367,538
Copano Energy LLC, Senior Notes	7.125%	4/1/21	220,000		223,300
Corral Petroleum Holdings AB, Senior Bonds	2.000%	9/18/11	684,615		653,807	(a)(d)
Crosstex Energy LP/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	120,000		131,400
Ecopetrol SA, Senior Notes	7.625%	7/23/19	580,000		671,350
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	290,000		316,825
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	385,000		416,248	(e)
EXCO Resources Inc., Senior Notes	7.500%	9/15/18	540,000		550,800
Indo Integrated Energy II BV, Senior Secured Notes	9.750%	11/5/16	520,000		591,500	(a)
Infinis PLC, Senior Notes	9.125%	12/15/14	265,000	GBP	451,682	(a)
James River Escrow Inc., Senior Notes	7.875%	4/1/19	210,000		218,400	(a)
KazMunaiGaz Finance Sub BV, Senior Notes	8.375%	7/2/13	340,000		378,675	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	70,000		78,050	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	7.750%	2/1/21	220,000		235,950	(a)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	250,000		269,675	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	130,000		136,825	(a)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.750%	11/1/20	400,000		412,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.500%	8/15/21	290,000		290,363
MEG Energy Corp., Senior Notes	6.500%	3/15/21	540,000		549,450	(a)
Murray Energy Corp., Senior Secured Notes	10.250%	10/15/15	515,000		556,200	(a)
Novatek Finance Ltd., Notes	6.604%	2/3/21	400,000		422,002	(a)
Offshore Group Investments Ltd., Senior Secured Notes	11.500%	8/1/15	710,000		791,650	(a)
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	595,000		587,562

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Oil, Gas & Consumable Fuels - cont’d
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	130,000		$140,569	(a)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	88,000		95,154	(a)
Peabody Energy Corp., Senior Notes	7.875%	11/1/26	120,000		135,750
Petrobras International Finance Co., Senior Notes	6.875%	1/20/40	250,000		263,051
Petrobras International Finance Co., Senior Notes	6.750%	1/27/41	200,000		207,041
Petrohawk Energy Corp., Senior Notes	7.875%	6/1/15	170,000		181,050
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	320,000		389,600	(a)
Petroplus Finance Ltd., Senior Notes	6.750%	5/1/14	500,000		492,500	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	320,000		362,400
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	265,000		296,138
PT Adaro Indonesia, Senior Notes	7.625%	10/22/19	190,000		210,900	(a)
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	670,000		783,900
Quicksilver Resources Inc., Senior Notes	9.125%	8/15/19	100,000		109,375
Range Resources Corp., Senior Subordinated Notes	8.000%	5/15/19	150,000		166,125
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.875%	12/1/18	430,000		460,100
SandRidge Energy Inc., Senior Notes	7.500%	3/15/21	770,000		799,837	(a)
Teekay Corp., Senior Notes	8.500%	1/15/20	545,000		593,369
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	220,000		247,500	(a)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	490,000		563,500	(a)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	150,000		172,500	(a)
Venoco Inc., Senior Notes	8.875%	2/15/19	40,000		40,050	(a)
Whiting Petroleum Corp., Senior Subordinated Notes	6.500%	10/1/18	380,000		395,200

Total Oil, Gas & Consumable Fuels					19,855,974

TOTAL ENERGY					22,123,249

FINANCIALS - 8.4%
Commercial Banks - 2.6%
BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes	5.625%	3/8/35	230,000		201,285
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	120,000		123,600	(a)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	200,000		215,000	(a)(e)(g)
Deutsche Postbank Funding Trust IV, Subordinated Notes	5.983%	6/29/17	650,000	EUR	783,003	(e)(g)
HBOS PLC, Subordinated Notes	1.392%	9/1/16	412,000	EUR	516,254	(e)
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	500,000		498,118	(a)(e)
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	220,000		226,600
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	220,000		227,700
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	510,000		479,400	(e)(g)
RSHB Capital, Loan Participation Notes, Senior Secured Notes	7.175%	5/16/13	690,000		751,237	(a)
Santander Finance Preferred SA Unipersonal, Junior Subordinated Notes	10.500%	9/29/14	190,000		215,518	(e)(g)

Total Commercial Banks					4,237,715

Consumer Finance - 0.8%
Ally Financial Inc., Senior Notes	7.500%	9/15/20	600,000		642,750	(a)
SLM Corp., Medium-Term Notes	8.000%	3/25/20	550,000		600,471

Total Consumer Finance					1,243,221

Diversified Financial Services - 3.8%

Bankrate Inc., Senior Secured Notes	11.750%	7/15/15	160,000		182,800	(a)
Boats Investments (Netherlands) BV, Secured Notes	8.514%	12/15/15	444,933	EUR	479,224	(d)(e)
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	260,000		283,725
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	140,000		145,250
General Electric Capital Corp., Subordinated Bonds	4.625%	9/15/66	384,000	EUR	483,564	(a)(e)
General Electric Capital Corp., Subordinated Bonds	5.500%	9/15/67	230,000	EUR	300,694	(a)(e)
ING Groep NV, Subordinated Bonds	5.140%	3/17/16	550,000	GBP	747,757	(e)(g)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Diversified Financial Services - cont’d
International Lease Finance Corp., Medium-Term Notes, Senior Notes	5.625%	9/20/13	460,000		$469,775
International Lease Finance Corp., Senior Notes	9.000%	3/15/17	240,000		270,600	(a)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	240,000		271,800
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	920,000		1,009,700
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	350,000		361,375
MMG Fiduciary & Trust Corp.	6.750%	2/1/16	120,000		118,800	(a)
Polish Television Holding BV, Senior Secured Bonds	11.250%	5/15/17	250,000	EUR	377,330	(a)(h)
Telenet Finance III Luxembourg S.C.A., Senior Secured Notes	6.625%	2/15/21	400,000	EUR	555,542	(a)

Total Diversified Financial Services					6,057,936

Insurance - 0.7%
Dai-ichi Life Insurance Co., Ltd., Subordinated Notes	7.250%	7/25/21	180,000		178,547	(a)(e)(g)
ELM BV	5.252%	5/25/16	500,000	EUR	634,197	(e)(g)
ING Capital Funding Trust III, Junior Subordinated Bonds	3.907%	6/30/11	370,000		360,491	(e)(g)

Total Insurance					1,173,235

Real Estate Management & Development - 0.5%
Agile Property Holdings Ltd., Senior Notes	10.000%	11/14/16	270,000		280,800	(a)
Countrywide Holdings, Senior Secured Notes	10.000%	5/8/18	283,000	GBP	456,258	(a)

Total Real Estate Management & Development					737,058

TOTAL FINANCIALS					13,449,165

HEALTH CARE - 3.2%
Health Care Equipment & Supplies - 0.5%
Biomet Inc., Senior Notes	10.000%	10/15/17	140,000		154,175
Biomet Inc., Senior Toggle Notes	10.375%	10/15/17	200,000		220,750	(d)
Ontex, Senior Notes	9.000%	4/15/19	250,000	EUR	358,729	(a)

Total Health Care Equipment & Supplies					733,654

Health Care Providers & Services - 2.5%
American Renal Holdings, Senior Notes	9.750%	3/1/16	600,000		595,500	(a)(d)
American Renal Holdings, Senior Secured Notes	8.375%	5/15/18	250,000		265,000
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	1,355,000		1,378,712
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	40,000		46,050	(a)
HCA Holdings Inc., Senior Notes	7.750%	5/15/21	420,000		439,950	(a)
Labco SAS, Senior Secured Notes	8.500%	1/15/18	180,000	EUR	261,473	(a)
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	150,000		125,063
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	556,000		636,620
Universal Hospital Services Inc., Senior Secured Notes	3.834%	6/1/15	20,000		19,500	(e)
Universal Hospital Services Inc., Senior Secured Notes	8.500%	6/1/15	225,000		235,969	(d)

Total Health Care Providers & Services					4,003,837

Pharmaceuticals - 0.2%
Giant Funding Corp., Senior Secured Notes	8.250%	2/1/18	370,000		381,562	(a)

TOTAL HEALTH CARE					5,119,053

INDUSTRIALS - 10.9%
Aerospace & Defense - 1.7%
Acquisition Co. Lanza Parent, Senior Secured Notes	10.000%	6/1/17	420,000		465,150	(a)
FGI Operating Co. Inc., Senior Secured Notes	10.250%	8/1/15	515,000		551,694
Kratos Defense & Security Solutions Inc., Senior Secured Notes	10.000%	6/1/17	240,000		265,800
Northrop Grumman Corp., Senior Notes	6.875%	3/15/18	270,000		283,163	(a)
Northrop Grumman Corp., Senior Notes	7.125%	3/15/21	270,000		282,825	(a)
Triumph Group Inc., Senior Notes	8.625%	7/15/18	320,000		354,400
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	425,000		455,812	(a)

Total Aerospace & Defense					2,658,844

Air Freight & Logistics - 0.5%
TGI International Ltd., Senior Notes	9.500%	10/3/17	650,000		731,250	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Airlines - 1.3%
American Airlines Pass-Through Trust, Secured Notes	7.000%	1/31/18	240,000	$232,800	(a)
Continental Airlines Inc., Pass-Through Certificates	7.373%	12/15/15	438,210	439,305
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	7.339%	4/19/14	77,134	76,748
Continental Airlines Inc., Senior Secured Notes	6.750%	9/15/15	250,000	253,438	(a)
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	160,000	170,000	(a)
Delta Air Lines Inc., Pass-Through Certificates	8.954%	8/10/14	389,915	404,537
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	2/10/24	45,938	47,431
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	144,287	152,944
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	144,000	153,720	(a)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	90,000	95,513	(a)

Total Airlines				2,026,436

Building Products - 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond	0.000%	6/30/15	231,400	139,997	(a)(f)
Griffon Corp., Senior Notes	7.125%	4/1/18	90,000	92,025	(a)
Rearden G Holdings EINS GmbH, Senior Notes	7.875%	3/30/20	160,000	174,400	(a)

Total Building Products				406,422

Commercial Services & Supplies - 1.3%
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	180,000	203,850
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	740,000	795,500	(a)
American Reprographics Co., Senior Notes	10.500%	12/15/16	420,000	456,750	(a)
Geo Group Inc., Senior Notes	7.750%	10/15/17	370,000	396,362
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Notes	8.250%	2/1/21	220,000	229,900	(a)

Total Commercial Services & Supplies				2,082,362

Construction & Engineering - 1.0%
Abengoa Finance SAU, Senior Notes	8.875%	11/1/17	420,000	421,050	(a)
Odebrecht Finance Ltd., Senior Notes	7.500%	10/18/17	520,000	572,000	(a)
Odebrecht Finance Ltd., Senior Notes	6.000%	4/5/23	650,000	646,750	(a)

Total Construction & Engineering				1,639,800

Electrical Equipment - 0.3%
NES Rentals Holdings Inc., Senior Secured Notes	12.250%	4/15/15	480,000	474,000	(a)

Industrial Conglomerates - 0.2%
Leucadia National Corp., Senior Notes	8.125%	9/15/15	320,000	355,200

Marine - 0.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.625%	11/1/17	750,000	780,000
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., Senior Notes	8.125%	2/15/19	230,000	232,875	(a)
Trico Shipping AS, Senior Secured Notes	13.875%	11/1/14	420,205	342,992	(a)(c)

Total Marine				1,355,867

Road & Rail - 2.3%
Florida East Coast Holdings Corp., Senior Notes	10.500%	8/1/17	500,000	513,750	(a)(d)
Florida East Coast Industries Inc., Senior Secured Notes	8.125%	2/1/17	450,000	471,937	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	12.750%	12/15/15	627,000	664,620	(a)
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	204,000	247,860
Kansas City Southern de Mexico, Senior Notes	8.000%	2/1/18	865,000	947,175
Kansas City Southern de Mexico, Senior Notes	6.625%	12/15/20	310,000	317,750	(a)
Kansas City Southern Railway, Senior Notes	13.000%	12/15/13	20,000	23,950
Kansas City Southern Railway, Senior Notes	8.000%	6/1/15	45,000	49,050
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	418,000	464,503

Total Road & Rail				3,700,595

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Trading Companies & Distributors - 0.3%
Ashtead Holdings PLC, Senior Secured Notes	8.625%	8/1/15	90,000		$94,387	(a)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	315,000		332,719

Total Trading Companies & Distributors					427,106

Transportation - 0.8%
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	840,000		905,100	(a)
Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes	9.500%	5/1/18	390,000		405,600	(a)

Total Transportation					1,310,700

Transportation Infrastructure - 0.1%
Aguila 3 SA, Senior Secured Notes	7.875%	1/31/18	160,000		164,000	(a)

TOTAL INDUSTRIALS					17,332,582

INFORMATION TECHNOLOGY - 2.5%
Electronic Equipment, Instruments & Components - 0.5%
NXP BV/NXP Funding LLC, Senior Secured Notes	9.750%	8/1/18	750,000		843,750	(a)

IT Services - 1.1%
Ceridian Corp., Senior Notes	12.250%	11/15/15	362,100		380,205	(d)
First Data Corp., Senior Notes	11.250%	3/31/16	280,000		280,350
First Data Corp., Senior Secured Notes	7.375%	6/15/19	870,000		886,313	(a)
Interactive Data Corp., Senior Notes	10.250%	8/1/18	180,000		200,250	(a)(h)

Total IT Services					1,747,118

Semiconductors & Semiconductor Equipment - 0.9%
CDW LLC/CDW Finance Corp., Senior Notes	11.000%	10/12/15	230,000		250,700
CDW LLC/CDW Finance Corp., Senior Notes	11.500%	10/12/15	320,000		347,200	(d)
Freescale Semiconductor Inc., Senior Notes	10.750%	8/1/20	170,000		191,675	(a)
MEMC Electronic Materials Inc., Senior Notes	7.750%	4/1/19	320,000		329,200	(a)
STATS ChipPAC Ltd., Senior Notes	7.500%	8/12/15	215,000		235,425	(a)

Total Semiconductors & Semiconductor Equipment					1,354,200

TOTAL INFORMATION TECHNOLOGY					3,945,068

MATERIALS - 11.7%
Chemicals - 2.7%
CF Industries Inc., Senior Notes	7.125%	5/1/20	200,000		227,500
FMC Finance III SA, Senior Notes	6.875%	7/15/17	440,000		466,950
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	435,000		478,500	(a)
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes	9.000%	11/15/20	300,000		311,813	(a)
Ineos Finance PLC, Senior Secured Notes	9.000%	5/15/15	410,000		449,462	(a)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	319,000		352,495	(a)
Lyondell Chemical Co., Senior Secured Notes	11.000%	5/1/18	580,000		653,950
Rhodia SA, Senior Notes	6.875%	9/15/20	640,000		655,200	(a)
Solutia Inc., Senior Notes	8.750%	11/1/17	190,000		209,950
Solutia Inc., Senior Notes	7.875%	3/15/20	210,000		228,900
Texas Petrochemical Corp. Group LLC, Senior Secured Notes	8.250%	10/1/17	250,000		265,000	(a)

Total Chemicals					4,299,720

Construction Materials - 0.3%
West China Cement Ltd., Senior Notes	7.500%	1/25/16	560,000		569,072	(a)

Containers & Packaging - 2.5%
Ardagh Glass Group PLC, Senior Toggle Notes	10.750%	3/1/15	505,515	EUR	737,908	(d)
Ardagh Packaging Finance PLC, Senior Notes	9.250%	10/15/20	375,000	EUR	557,358	(a)
Berry Plastics Corp., Senior Secured Notes	9.500%	5/15/18	170,000		170,000
Clondalkin Industries BV, Senior Secured Notes	8.000%	3/15/14	232,000	EUR	324,681	(a)

Radnor Holdings Inc., Senior Notes	11.000%	3/15/10	120,000		0	(b)(c)(f)(h)
Reynolds Group Issuer Inc., Senior Notes	9.500%	6/15/17	190,000	EUR	273,980	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Notes	8.250%	2/15/21	1,170,000		1,164,150	(a)
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	20,000		21,000
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	690,000		746,925	(a)(f)

Total Containers & Packaging					3,996,002

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Metals & Mining - 4.0%
Atkore International Inc., Senior Secured Notes	9.875%	1/1/18	250,000		$268,125	(a)
China Oriental Group Co. Ltd.	7.000%	11/17/17	400,000		398,000	(a)
CSN Resources SA, Senior Bonds	6.500%	7/21/20	190,000		203,300	(a)
CSN Resources SA, Senior Bonds	6.500%	7/21/20	186,000		199,020	(a)
Evraz Group SA, Notes	8.875%	4/24/13	790,000		869,987	(a)
Evraz Group SA, Senior Notes	9.500%	4/24/18	200,000		234,876	(a)
FMG Resources (August 2006), Senior Notes	6.375%	2/1/16	250,000		253,125	(a)
Gerdau Holdings Inc., Senior Notes	7.000%	1/20/20	354,000		393,825	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	780,000		808,275	(a)
New World Resources NV, Senior Secured Bonds	7.875%	5/1/18	184,000	EUR	275,107	(a)
Novelis Inc., Senior Notes	8.750%	12/15/20	670,000		740,350	(a)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	120,000		157,934
Ryerson Holding Corp., Senior Secured Notes	0.000%	2/1/15	700,000		372,750
Southern Copper Corp., Senior Notes	6.750%	4/16/40	60,000		60,611
Vale Overseas Ltd., Notes	8.250%	1/17/34	63,000		77,024
Vale Overseas Ltd., Notes	6.875%	11/21/36	287,000		306,333
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	670,000		713,550	(a)

Total Metals & Mining					6,332,192

Paper & Forest Products - 2.2%
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	441,000		429,975
Boise Cascade LLC, Senior Subordinated Notes	7.125%	10/15/14	132,000		131,010
China Forestry Holdings Co., Ltd., Senior Secured Bonds	7.750%	11/17/15	600,000		411,000	(a)(f)
Fibria Overseas Finance Ltd., Senior Notes	7.500%	5/4/20	320,000		348,800	(a)
Fibria Overseas Finance Ltd., Senior Notes	6.750%	3/3/21	240,000		249,000	(a)
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	160,000		161,000
PE Paper Escrow GmbH, Senior Secured Notes	11.750%	8/1/14	423,000	EUR	685,275	(a)
Sino-Forest Corp., Notes	6.250%	10/21/17	280,000		273,700	(a)
Sino-Forest Corp., Senior Bonds	10.250%	7/28/14	430,000		478,375	(a)
Verso Paper Holdings LLC, Senior Secured Notes	8.750%	2/1/19	370,000		386,650	(a)

Total Paper & Forest Products					3,554,785

TOTAL MATERIALS					18,751,771

TELECOMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 4.7%
Axtel SAB de CV, Senior Notes	7.625%	2/1/17	790,000		746,550	(a)
Axtel SAB de CV, Senior Notes	9.000%	9/22/19	84,000		81,060	(a)
Cincinnati Bell Inc., Senior Notes	8.375%	10/15/20	350,000		344,750
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	20,000		16,100
Cogent Communications Group Inc., Senior Secured Notes	8.375%	2/15/18	450,000		465,187	(a)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	500,000		530,000	(a)
Intelsat Jackson Holdings SA, Senior Notes	7.250%	4/1/19	780,000		784,875	(a)
Primus Telecommunications Group Inc., Senior Subordinated Secured Notes	14.250%	5/20/13	100,000		101,500	(d)
Sunrise Communications Holdings SA, Senior Secured Notes	8.500%	12/31/18	125,000	EUR	188,665	(a)
TW Telecom Holdings Inc., Senior Notes	8.000%	3/1/18	350,000		379,313
UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes	8.250%	5/23/16	100,000		111,000	(a)
Vimpel Communications, Notes	6.493%	2/2/16	200,000		208,000	(a)
VIP Finance Ireland Ltd. for OJSC Vimpel Communications, Loan Participation Notes, Secured Notes	8.375%	4/30/13	870,000		950,662	(a)
West Corp., Senior Notes	8.625%	10/1/18	410,000		433,575	(a)
West Corp., Senior Notes	7.875%	1/15/19	590,000		602,537	(a)

Wind Acquisition Finance SA, Senior Secured Notes	7.250%	2/15/18	740,000		775,150	(a)
Windstream Corp., Senior Notes	7.750%	10/15/20	40,000		41,300
Windstream Corp., Senior Notes	7.500%	4/1/23	820,000		811,800	(a)

Total Diversified Telecommunication Services					7,572,024

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Wireless Telecommunication Services - 3.3%
Buccaneer Merger Sub Inc., Senior Notes	9.125%	1/15/19	515,000		$548,475	(a)
MetroPCS Wireless Inc., Senior Notes	7.875%	9/1/18	240,000		258,000
Phones4u Finance PLC, Senior Secured Notes	9.500%	4/1/18	410,000	GBP	652,785	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	880,000		816,200
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,515,000		1,619,156
True Move Co., Ltd.	10.750%	12/16/13	635,000		690,563	(a)
True Move Co., Ltd., Notes	10.750%	12/16/13	625,000		679,688	(a)

Total Wireless Telecommunication Services					5,264,867

TOTAL TELECOMMUNICATION SERVICES					12,836,891

UTILITIES - 4.7%
Electric Utilities - 0.8%
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	120,000		121,200
Astoria Depositor Corp., Pass-Through Certificates	8.144%	5/1/21	280,000		274,400	(a)
Reliant Energy Mid-Atlantic Power Holdings LLC, Senior Notes	9.681%	7/2/26	790,000		859,125

Total Electric Utilities					1,254,725

Gas Utilities - 0.4%
Ferrellgas LP/Ferrellgas Finance Corp., Senior Notes	6.500%	5/1/21	250,000		243,750	(a)
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	60,000		73,515
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	250,000		268,750

Total Gas Utilities					586,015

Independent Power Producers & Energy Traders - 3.4%
Calpine Corp., Senior Secured Notes	7.500%	2/15/21	210,000		218,400	(a)
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	1,000,000		1,038,750	(a)
Colbun SA, Senior Notes	6.000%	1/21/20	240,000		246,840	(a)
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	649,377		540,607	(d)
Energy Future Intermediate Holding Co. LLC, Senior Secured Notes	9.750%	10/15/19	310,000		319,701
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	1,155,000		1,229,700
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	9.625%	8/15/17	520,000		562,250	(a)
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	530,000		549,875
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	350,746		396,343
NRG Energy Inc., Senior Notes	7.375%	1/15/17	310,000		323,950

Total Independent Power Producers & Energy Traders					5,426,416

Multi-Utilities - 0.1%
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	150,000		171,750	(a)

TOTAL UTILITIES					7,438,906

TOTAL CORPORATE BONDS & NOTES (Cost - $127,074,781)					133,649,983

COLLATERALIZED SENIOR LOANS - 2.2%
CONSUMER DISCRETIONARY - 0.9%
Diversified Consumer Services - 0.7%
Realogy Corp., Term Loan	13.500%	10/15/17	1,000,000		1,089,500	(i)

Hotels, Restaurants & Leisure - 0.1%
CityCenter Holdings LLC, Term Loan	7.500%	1/13/15	150,000		151,625	(i)

Specialty Retail - 0.1%
Michaels Stores Inc., Term Loan B2	4.813 - 4.875%	7/31/16	236,092		237,166	(i)

TOTAL CONSUMER DISCRETIONARY					1,478,291

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
Hawker Beechcraft Acquisition Co. LLC, Term Loan	2.246 - 2.307%	3/26/14	725,912		640,391	(i)

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
First Data Corp., Term Loan B2	3.002%	9/24/14	500,000		479,844	(i)

TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Vodafone Americas Finance 2 Inc., Term Loan	6.875%	8/11/15	610,056		616,156	(i)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
UTILITIES - 0.2%
Electric Utilities - 0.2%
Texas Competitive Electric Holdings Co. LLC, Term Loan B3	3.746 - 3.803%	10/10/14	306,036		$257,900	(i)

TOTAL COLLATERALIZED SENIOR LOANS (Cost - $3,296,027)					3,472,582

CONVERTIBLE BONDS & NOTES - 0.6%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Realogy Corp., Senior Subordinated Bonds	11.000%	4/15/18	160,000		174,400	(a)(h)

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
James River Coal Co., Senior Notes	3.125%	3/15/18	30,000		31,815	(a)

INDUSTRIALS - 0.4%
Marine - 0.4%
Horizon Lines Inc., Senior Notes	4.250%	8/15/12	850,000		665,125

MATERIALS - 0.1%
Chemicals - 0.1%
Hercules Inc.	6.500%	6/30/29	130,000		102,537

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $995,867)					973,877

SOVEREIGN BONDS - 4.9%
Argentina - 0.2%
Republic of Argentina, Senior Bonds	7.000%	10/3/15	293,000		276,152

Brazil - 0.7%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/14	98,000	BRL	56,123
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	1,896,000	BRL	1,030,069

Total Brazil					1,086,192

Colombia - 0.2%
Republic of Colombia, Senior Notes	7.375%	3/18/19	247,000		297,635

Indonesia - 0.5%
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	560,000		637,000	(a)
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	200,000		215,954	(a)

Total Indonesia					852,954

Russia - 0.6%
Russian Foreign Bond-Eurobond	11.000%	7/24/18	65,000		92,365	(a)
Russian Foreign Bond-Eurobond, Senior Bonds	7.500%	3/31/30	781,960		913,430	(a)

Total Russia					1,005,795

Turkey - 0.6%
Republic of Turkey, Notes	6.750%	5/30/40	100,000		104,250
Republic of Turkey, Senior Notes	7.500%	7/14/17	470,000		547,550
Republic of Turkey, Senior Notes	7.000%	3/11/19	150,000		170,250
Republic of Turkey, Senior Notes	7.500%	11/7/19	140,000		163,800

Total Turkey					985,850

Venezuela - 2.1%
Bolivarian Republic of Venezuela	5.750%	2/26/16	4,200,000		3,129,000	(a)
Bolivarian Republic of Venezuela, Collective Action Securities	1.303%	4/20/11	211,000		211,422	(a)(e)

Total Venezuela					3,340,422

TOTAL SOVEREIGN BONDS (Cost - $7,117,417)					7,845,000

			SHARES
COMMON STOCKS - 1.5%
CONSUMER DISCRETIONARY - 1.1%
Media - 1.1%
Charter Communications Inc., Class A Shares			34,031		1,722,989	*

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY			SHARES	VALUE
ENERGY - 0.4%
Energy Equipment & Services - 0.4%
Turbo Beta Ltd.			55,514,172	$635,748	(h)

Oil, Gas & Consumable Fuels - 0.0%
SemGroup Corp., Class A Shares			2,496	70,288	*

TOTAL ENERGY				706,036

INDUSTRIALS - 0.0%
Building Products - 0.0%
Ashton Woods USA LLC, Class B Membership			71	31,954	(f)(h)
Nortek Inc.			905	38,915	*

TOTAL INDUSTRIALS				70,869

TOTAL COMMON STOCKS (Cost - $1,416,408)				2,499,894

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
Bank of America Corp. (Cost - $822,194)	7.250%		830	839,122

PREFERRED STOCKS - 2.7%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CMP Susquehanna Radio Holdings Corp.	0.000%		8,862	89	*(a)(e)

FINANCIALS - 2.7%
Commercial Banks - 0.2%
Banesto Holdings Ltd.	10.500%		14,450	363,056	(a)

Consumer Finance - 1.5%
Ally Financial Inc., Series A	8.500%		22,875	568,901	*(e)
GMAC Capital Trust I	8.125%		69,900	1,782,450	*(e)

Total Consumer Finance				2,351,351

Diversified Financial Services - 1.0%
Citigroup Capital XII	8.500%		13,200	347,556	(e)
Citigroup Capital XIII	7.875%		46,125	1,263,825	(e)

Total Diversified Financial Services				1,611,381

Thrifts & Mortgage Finance - 0.0%
Federal Home Loan Mortgage Corp. (FHLMC)	8.375%		14,050	23,885	*(e)

TOTAL FINANCIALS				4,349,673

TOTAL PREFERRED STOCKS (Cost - $4,585,373)				4,349,762

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.1%
Buffets Restaurant Holdings		4/28/14	388	4	*(f)(h)
Charter Communications Inc.		11/30/14	508	5,207	*
CMP Susquehanna Radio Holdings Co.		3/23/19	10,127	0	*(a)(f)(h)
Jack Cooper Holdings Corp.		12/15/17	627	34,485	*
Nortek Inc.		12/7/14	2,304	18,432	*(f)(h)
SemGroup Corp.		11/30/14	2,628	26,937	*(f)
Turbo Beta Ltd.		11/1/14	1	0	*(f)(h)

TOTAL WARRANTS (Cost - $30,671)				85,065

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $145,338,738)				153,715,285

		MATURITY DATE	FACE AMOUNT †
SHORT-TERM INVESTMENTS - 2.0%
U.S. Government Agencies - 0.0%
Federal National Mortgage Association (FNMA),
Discount Notes (Cost - $25,995)	0.050 - 0.240%	5/9/11	26,000	25,995	(j)(k)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Repurchase Agreements - 2.0%
Morgan Stanley tri-party repurchase agreement dated 3/31/11; Proceeds at maturity - $3,113,010; (Fully collateralized by U.S. government agency obligations, 3.740% due 10/27/25; Market Value - $3,175,703) (Cost - $3,113,000)	0.110%	4/1/11	3,113,000	$3,113,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,138,995)				3,138,995

TOTAL INVESTMENTS - 98.3% (Cost - $148,477,733#)				156,854,280
Other Assets in Excess of Liabilities - 1.7%				2,683,641

TOTAL NET ASSETS - 100.0%				$159,537,921

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	The maturity principal is currently in default as of March 31, 2011.

(c)	The coupon payment on these securities are currently in default as of March 31, 2011.

(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	Illiquid security ( ).

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(i)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Rate shown represents yield-to-maturity.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
OJSC	— Open Joint Stock Company

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sale price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$133,649,983	$0	$133,649,983
Collateralized senior loans	—	3,472,582	—	3,472,582
Convertible bonds & notes	—	799,477	174,400	973,877
Sovereign bonds	—	7,845,000	—	7,845,000

Notes to Schedule of Investments (unaudited) (continued)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks	$1,832,192	—	667,702	2,499,894
Convertible preferred stocks	839,122	—	—	839,122
Preferred stocks	3,986,617	363,145	—	4,349,762
Warrants	32,144	34,485	18,436	85,065

Total long-term investments	$6,690,075	$146,164,672	$860,538	$153,715,285

Short-term investments†	—	3,138,995	—	3,138,995

Total investments	$6,690,075	$149,303,667	$860,538	$156,854,280

Other financial instruments:
Futures contracts	$44,570	$—	—	$44,570
Forward foreign currency contracts	—	$47,070	—	47,070

Total other financial instruments	$44,570	$47,070	—	$91,640

Total	$6,734,645	$149,350,737	$860,538	$156,945,920

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$30,229	—	—	$30,229
Forward foreign currency contracts	—	$480,271	—	480,271

Total	$30,229	$480,271	—	$510,500

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES	COLLATERALIZED SENIOR LOANS	CONVERTIBLE BONDS & NOTES	COMMON STOCKS	PREFERRED STOCKS	WARRANTS	TOTAL
Balance as of December 31, 2010	$632,150	$598,850	—	$31,954	$1	$31,808	$1,294,763
Accrued premiums/discounts	371	180	$892	—	—	—	1,443
Realized gain(loss)(1)	—	—	—	—	—	(2)	(2)
Change in unrealized appreciation (depreciation)(2)	58,999	(12,492)	99,929	80,606	88	21,115	248,245
Net purchases (sales)	—	(586,538)	73,579	555,142	—	—	42,183
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	(691,520)	—	—	—	(89)	(34,485)	(726,094)

Balance as of March 31, 2011	$0	—	$174,400	$667,702	—	$18,436	$860,538

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2011(2)	$—	—	$99,929	$80,606	—	$2,305	$182,840

(1)	This amount is included in net realized gain (loss) from investment transactions.

(2)	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which

Notes to Schedule of Investments (unaudited) (continued)

the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Futures Contracts. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in of interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward Foreign Currency Contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Loan Participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(g) Credit and Market Risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of

Notes to Schedule of Investments (unaudited) (continued)

accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(h) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments. The Portfolio may invest in certain securities or engage in other transactions, where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.

The Portfolio has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of March 31, 2011, the Portfolio held forward foreign currency contracts with credit related contingent features which had a liability position of $480,271. If a contingent feature in the Master Agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties.

(i) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,136,317
Gross unrealized depreciation	(3,759,770)

Net unrealized appreciation	$8,376,547

At March 31, 2011, the Portfolio had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	12	6/11	$1,438,180	$1,482,750	$44,570

Contracts to Sell:
U.S. Treasury 5-Year Notes	49	6/11	5,692,435	5,722,664	(30,229)

Net unrealized gain on open futures contracts					$14,341

At March 31, 2011, the Portfolio had the following open forward foreign currency contracts:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
Euro	Citibank N.A.	497,312	$704,208	5/18/11	$24,257
Euro	Citibank N.A.	266,784	377,774	5/18/11	3,369

					27,626

Contracts to Sell:
British Pound	Citibank N.A.	177,090	$283,935	5/18/11	$(517)
British Pound	Citibank N.A.	369,095	591,784	5/18/11	5,626
British Pound	Credit Suisse	306,262	491,042	5/18/11	4,659
British Pound	UBS AG	1,346,488	2,158,876	5/18/11	9,159

Notes to Schedule of Investments (unaudited) (continued)

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Sell - cont’d:
Euro	Citibank N.A.	141,653	200,585	5/18/11	(2,129)
Euro	Citibank N.A.	246,824	349,510	5/18/11	(1,631)
Euro	Citibank N.A.	339,007	480,043	5/18/11	(11,705)
Euro	Citibank N.A.	400,000	566,411	5/18/11	(25,999)
Euro	Citibank N.A.	842,209	1,192,592	5/18/11	(28,313)
Euro	JPMorgan Chase Bank	300,000	424,808	5/18/11	(12,800)
Euro	UBS AG	8,597,379	12,174,124	5/18/11	(397,177)

					(460,827)

Net unrealized loss on open forward foreign currency contracts					$(433,201)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Portfolio’s derivative instruments categorized by risk exposure at March 31, 2011.

	Futures Contracts		Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts Risk	$44,570	$(30,229)	—	—	$14,341
Foreign Exchange Contracts Risk	—	—	$47,070	$(480,271)	(433,201)

Total	$44,570	$(30,229)	$47,070	$(480,271)	$(418,860)

During the period ended March 31, 2011, the volume of derivative activity for the Portfolio was as follows:

Average market value
Futures contracts (to buy)	$1,492,219
Futures contracts (to sell)	5,755,778
Forward foreign currency contracts (to buy)	1,811,945
Forward foreign currency contracts (to sell)	18,507,688

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 24, 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	May 24, 2011